Change In Accounting Policy (Consolidated Statements of Income) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other components of net periodic benefit income	$ 498	$ 407	[1]	$ 292	[1]
Income before income taxes	6,763	6,342	[1]	4,521	[1]
Income tax expense	(1,645)	(1,443)	[1]	(976)	[1]
Net income	$ 5,118	$ 4,899	[1]	$ 3,545	[2]
Earnings per share:
Basic (in dollars per share)	$ 7.46	$ 6.91	[1]	$ 4.98	[1]
Diluted (in dollars per share)	$ 7.44	$ 6.90	[1]	$ 4.97	[1]
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other components of net periodic benefit income		$ 398		$ 315
Income before income taxes		6,333		4,544
Income tax expense		(1,441)		(982)
Net income		$ 4,892		$ 3,562
Earnings per share:
Basic (in dollars per share)		$ 6.90		$ 5.01
Diluted (in dollars per share)		$ 6.89		$ 5.00

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.